Cash and bank balances (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents and Bank Balances Other Than Cash and Cash Equivalents Explanatory

	As at March 31,
	2023	2024	2024
	(INR)	(INR)	(USD)
Cash and cash equivalents
Cash and cheque on hand	1	0	0
Balance with banks
- On current accounts	14,500	11,466	138
- Deposits with original maturity of less than 3 months #	23,681	15,555	187
	38,182	27,021	324
Bank balances other than cash and cash equivalents
Deposits with
- Remaining maturity of less than twelve months #	37,837	50,706	608
- Remaining maturity of more than twelve months #	1,003	2,888	35
	38,840	53,594	643
Less: amount disclosed under other financial assets (others) (refer Note 11) #	(1,003)	(2,888)	(35)
Total	37,837	50,706	608